10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-04 | Fidelity® Tax-Exempt Money Market Fund
Fund Summary Fund/Class: Fidelity® Tax-Exempt Money Market Fund/Premium
Investment Objective
The fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Tax-Exempt Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-04 Fidelity® Tax-Exempt Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Tax-Exempt Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-04 Fidelity® Tax-Exempt Money Market Fund Fidelity Tax-Exempt Money Market Fund-Premium Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursement	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Tax-Exempt Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-04 Fidelity® Tax-Exempt Money Market Fund Fidelity Tax-Exempt Money Market Fund-Premium Class USD ($)
1 year	$ 34
3 years	110
5 years	199
10 years	$ 459

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing up to 20% of assets in securities subject to state and/or federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Tax-Exempt Money Market Fund, a class of shares of the fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Performance history will be available for Premium Class after Premium Class has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.84%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.08%	September 30, 2016

Average Annual Returns*

For the periods ended December 31, 2015

*The returns shown above are for Fidelity® Tax-Exempt Money Market Fund, a class of shares of the fund that is not offered through this prospectus, Premium Class would have substantially similar annual returns to Fidelity® Tax-Exempt Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity® Tax-Exempt Money Market Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity® Tax-Exempt Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-04 | Fidelity® Tax-Exempt Money Market Fund | Fidelity Tax-Exempt Money Market Fund-Retail Class | Exempt Money Market Fund	0.01%	0.01%	0.82%